UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-21564

Blue Rock Market Neutral Fund, LLC
445 East Lake Street, Suite 230
               Wayzata, Minnesota 55391
 (Address of principal executive offices)

Blue Rock Advisors, Inc.
445 East Lake Street, Suite 230
               Wayzata, Minnesota 55391
 (Name and address of agent for service)

Registrant's telephone number, including area code: (952) 229-8700

Date of fiscal year end: March 31

Date of reporting period: September 30, 2010

Item 1.  Reports to Stockholders.

Blue Rock Market Neutral Fund, LLC

Financial Statements as of and for the
Period from April 1, 2010 through September 30, 2010
(unaudited)

TABLE OF CONTENTS

Schedule of Investments	1-2

Allocation by Sub-Strategy	2

Statement of Assets, Liabilities and Members’ Capital	3

Statement of Operations	4

Statement of Cash Flows	5

Statements of Changes in Net Assets	6

Financial Highlights	7

Notes to the Financial Statements	8-15

Other Information	16

Blue Rock Market Neutral Fund, LLC

 Schedule of Investments
September 30, 2010
 (unaudited)

	Cost	Fair Value	% Of Members’ Capital	Initial Acquisition Date	Liquidity
INVESTMENTS IN PORTFOLIO FUNDS[1,2]

Investment Funds
Bermuda - Market Neutral Equity
Scopia International Limited	$201,886	$267,791	0.15%	08/01/05	Quarterly
Scopia PX International Limited	11,719,367	12,654,651	7.30	01/01/08	Quarterly

British Virgin Islands - Market Neutral Equity
Numeric World Market Neutral Fund Offshore I, Ltd.	10,230,048	7,945,658	4.58	10/01/06	Monthly
Rivanna Offshore Partners, Ltd.	8,913,435	9,649,821	5.57	02/01/08	Monthly
Vollero Beach Capital Offshore, Ltd.	2,500,000	2,467,504	1.42	09/01/10	Quarterly

Cayman Islands - Market Neutral Equity
Altairis Offshore	6,157,733	7,356,555	4.24	01/01/06	Monthly
Altairis Offshore Levered	7,926,546	9,656,758	5.57	04/01/09	Monthly
Blackrock Health Sciences (Offshore) Hedge Fund	8,500,000	8,788,003	5.07	08/01/09	Monthly
Calvary Market Neutral Offshore, Ltd.	9,172,170	10,442,258	6.02	08/01/09	Quarterly
Copia Market Neutral Fund (Cayman), Ltd.	13,205,686	13,551,213	7.82	07/01/10	Monthly
CZ Equilibria UK Fund Limited	6,783,671	7,028,224	4.05	03/01/08	Monthly
Dirigo, Ltd.	8,078,466	9,306,869	5.37	09/01/07	Quarterly
FrontPoint Offshore Financial Services Fund, L.P.	10,917,775	16,693,298	9.63	10/01/06	Quarterly
FrontPoint Offshore Healthcare Fund, L.P.	11,665,167	12,678,255	7.31	01/01/09	[3]
Seligman Spectrum Focus Fund	15,422,714	17,076,481	9.85	10/01/07	Monthly
The Ratio European Fund	3,712,550	3,702,172	2.14	09/01/08	Monthly

Ireland - Market Neutral Equity
Lazard Japan Carina Fund, PLC	950,997	988,537	0.57	01/01/06	Monthly

Total Investment Funds	136,058,211	150,254,048	86.66

Limited Partnerships
Cayman Islands - Market Neutral Equity
AFC North American Fund (Cayman Islands), L.P.	3,000,000	2,994,572	1.73	06/01/10	Monthly

United States - Market Neutral Equity
FrontPoint Consumer and Industrials Onshore Fund, L.P.	3,255,538	3,640,846	2.10	08/01/07	Quarterly
Sonterra Capital Partners, L.P.	5,250,000	5,343,913	3.08	05/01/10	Monthly

Total Limited Partnerships	11,505,538	11,979,331	6.91

Total Investments in Portfolio Funds	$147,563,749	$162,233,379	93.57%

Blue Rock Market Neutral Fund, LLC

 Schedule of Investments (Continued)
September 30, 2010
 (unaudited)

	Cost	Fair Value	% Of Members’ Capital

SHORT-TERM INVESTMENTS
Fidelity Institutional Money Market Treasury Portfolio	$11,231,357	$11,231,357	6.48%

Total Investments in Portfolio Funds and Short-Term Investments	$158,795,106	173,464,736	100.05

Liabilities less Other Assets		(81,268)	(0.05)

Members’ Capital		$173,383,468	100.00%

1All of the Fund’s investments in Portfolio Funds are reported at fair value and are considered to be illiquid because the investments can generally only be redeemed on a monthly or quarterly basis with lock-up periods of up to 6 months.  In addition, there were no underlying investments of Portfolio Funds for which the Fund's proportional share exceeded 5% of the Fund's net assets, other than those considered cash equivalents.

2Not income producing.

3 Fund is in the process of an orderly wind-down with the return of capital to investors.  Final distribution dates cannot be estimated.

The accompanying notes are an integral part of these financial statements.

Allocation by Sub-Strategy
September 30, 2010
 (Unaudited)

Blue Rock Market Neutral Fund, LLC

Statement of Assets, Liabilities and Members’ Capital
September 30, 2010
(unaudited)

ASSETS
Investments at fair value (cost: $158,795,106)	$173,464,736
Prepaid professional expense	44,952
Prepaid insurance	5,794
Interest receivable	262
Other assets	9,651

Total Assets	173,525,395

LIABILITIES
Management fees payable	126,507
Fund administration and accounting fees payable	12,527
Other accrued expenses	2,893

Total Liabilities	141,927

NET ASSETS	$173,383,468

MEMBERS’ CAPITAL
Contributed capital - net	$158,713,838
Net unrealized appreciation on investments	14,669,630

Total Members’ Capital	$173,383,468

The accompanying notes are an integral part of these financial statements.

Blue Rock Market Neutral Fund, LLC

Statement of Operations
Six Months Ended September 30, 2010
(unaudited)

INVESTMENT INCOME
Interest	$8,896

Total income	8,896

EXPENSES
Management fees	738,148
Fund administration and accounting fees	73,482
Professional fees	51,351
Insurance expense	16,739
Board of Managers’ fees	16,235
Custodian fees	3,385
Miscellaneous expenses	25,550
Total expenses	924,890

Net Investment Loss	(915,994)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	1,172,567
Net change in unrealized appreciation/depreciation on investments	(933,604)

Net Realized and Unrealized Gain on Investments	238,963

NET DECREASE IN MEMBERS’ CAPITAL RESULTING FROM OPERATIONS	$(677,031)

The accompanying notes are an integral part of these financial statements.

Blue Rock Market Neutral Fund, LLC

Statement of Cash Flows
Six months Ended September 30, 2010
(unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in members’ capital resulting from operations	$(677,031)
Adjustments to reconcile net decrease in members’ capital resulting from operations to net cash used in operating activities:
Net realized gain on investments	(1,172,567)
Net change in unrealized appreciation/depreciation on investments	933,604
Purchases of Portfolio Funds	(46,105,686)
Sales of Portfolio Funds	24,832,778
Decrease in receivable for investments sold	804,469
Increase in prepaid professional expense	(44,952)
Decrease in prepaid insurance	15,202
Increase in interest receivable	(207)
Increase in other assets	(9,651)
Decrease in management fees payable	(89,408)
Decrease in fund administration and accounting fees payable	(8,911)
Decrease in other accrued expenses	(524)
Net increase in short-term investments	(4,816,667)

Net Cash Used in Operating Activities	(26,339,551)

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions	28,315,005
Decrease in members' redemption payable	(1,975,454)
Capital withdrawals	-

Net Cash Provided by Financing Activities	26,339,551

NET CHANGE IN CASH	-

Beginning of period	-

End of period	$-

The accompanying notes are an integral part of these financial statements.

Blue Rock Market Neutral Fund, LLC

Statements of Changes in Net Assets
Six Months Ended September 30, 2010
(unaudited)

	Six Months Ended September 30, 2010	Year Ended March 31, 2010

OPERATIONS
Net investment loss	$(915,994)	$(1,903,523)
Net realized gain on investments	1,172,567	12,812,866
Net change in unrealized appreciation/depreciation on investments	(933,604)	1,424,544

Net Increase/(Decrease) in Members’ Capital Resulting From Operations	(677,031)	12,333,887

MEMBERS’ CAPITAL TRANSACTIONS
Capital contributions	28,315,005	14,250,000
Capital withdrawals	-	(82,509,082)

Net Increase in Members’ Capital Resulting From Capital Transactions	28,315,005	(68,259,082)

INCREASE IN MEMBERS’ CAPITAL	27,637,974	(55,925,195)

MEMBERS’ CAPITAL
Beginning of period	145,745,494	201,670,689

End of Period	$173,383,468	$145,745,494

The accompanying notes are an integral part of these financial statements.

Blue Rock Market Neutral Fund, LLC

Financial Highlights
(unaudited)

Supplemental data and ratios	Total Return	Net Assets End of Year (000s)	Ratio of Net Expenses to Average Monthly Net Assets [1,3]		Ratio of Net Investment Loss to Average Monthly Net Assets [1,3]	Portfolio Turnover Rate

Six Months Ended September 30, 2010	(0.37)%[4]	$173,383	1.11%		(1.10)%	17%

Year Ended March 31, 2010	6.39%	$145,745	1.04%		(1.03)%	22%

Year Ended March 31, 2009	(3.61)%	$201,671	1.13%		(1.12)%	31%

Year Ended March 31, 2008	8.56%	$192,128	1.30%		(1.24)%	36%

Year Ended March 31, 2007	8.14%	$166,358	1.30%		(1.27)%	28%

Year Ended March 31, 2006	8.01%	$68,590	1.30	% [2]	(1.25)%[2]	44%

[1]
Net of recapture and reimbursements/waivers.  Absent recapture and reimbursements/waivers of expenses by the Adviser, the ratio of expenses and net investment loss to average net assets would have been 1.07% and (1.06)% for the year ended March 31, 2010; 1.10% and (1.09)% for the year ended March 31, 2009; 1.14% and (1.08)% for the year ended March 31, 2008; 1.24% and (1.21)% for the year  ended March 31, 2007; and 1.51% and (1.45)% for the year ended March 31, 2006.

[2]	Includes the amortization of offering costs. The offering costs were expensed over the first 12 months of the Fund's operations and will not be recurring.

[3]	These ratios do not include the income, expenses or incentive fee allocation of the Portfolio Funds.

[4]	Not annualized.

The above ratios may be different for individual members based on the timing of capital transactions.

The accompanying notes are an integral part of these financial statements.

Blue Rock Market Neutral Fund, LLC

Notes to the Financial Statements
September 30, 2010
(unaudited)

(1) Organization

Blue Rock Market Neutral Fund, LLC (the “Fund”) is a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end, management investment company.  The Fund was formed on March 29, 2004, and commenced operations on July 1, 2004.  The Fund's investment objective is to provide capital appreciation while seeking to limit exposure to market risk.  The Fund seeks to accomplish this objective by investing its assets primarily in private investment funds (“Portfolio Funds”) that are managed by a  select group of portfolio managers (“Portfolio Managers”) that utilize “low net exposure long-short market-neutral” investment strategies.

The investment adviser of the Fund is Blue Rock Advisors, Inc. (the “Adviser”).  The power to manage and control the business affairs of the Fund is vested in the Board of Managers (the “Board of Managers”), including the exclusive authority to establish and oversee policies regarding the management, conduct, and operation of the business of the Fund.  UMB Fund Services, Inc. serves as the Fund’s Administrator, Fund Accountant and Recordkeeper.  Limited liability company interests in the Fund (“Interests”) are sold in private placement to investors.  Investors who acquire Interests in the Fund will become members of the Fund (“Members”).  Members will not be able to liquidate their investment other than as a result of repurchases of Interests by the Fund.  The Board of Managers, from time to time and in their complete and exclusive discretion, may determine to cause the Fund to repurchase Interests.  The Adviser expects to recommend to the Board of Managers at each quarterly board meeting that it authorize the Fund to conduct a repurchase offer.

(2) Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).

(a) Security Transactions

Purchases and sales of investments in Portfolio Funds are recorded on the effective date as specified in the Portfolio Fund’s investment agreement. Cash that is invested by the Fund prior to this date is recorded as an investment funded in advance.  Purchases and sales of other securities are accounted for on a trade-date basis.  Realized gains and losses are recognized at the time of withdrawal from a Portfolio Fund and are calculated based on identified cost.  Unrealized gains and losses are reflected in operations when changes between the carrying value and fair value of the Portfolio Fund occur.

(b) Portfolio Valuation

The net asset value of the Fund is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Managers.

Investments in Portfolio Funds are valued at their fair value, in accordance with the Fund’s limited liability company agreement (“LLC Agreement”) and the valuation procedures approved by the Board of Managers.  Ordinarily, this fair value will represent the values determined by the administrators or Portfolio Managers of the Portfolio Funds in accordance with the Portfolio Funds’ valuation policies and as reported by the Portfolio Funds’ administrators or Portfolio Managers.  Before investing in any Portfolio Fund, the Adviser will conduct a due diligence review of the valuation methodology utilized by the Portfolio Fund, which as a general matter will utilize market values when available, and otherwise utilize principles of fair value that the Adviser reasonably believes to be consistent with those used by the Fund in valuing its own investments.  The Adviser attempts to confirm the accuracy of each Portfolio Fund’s monthly valuation by reviewing periodic financial information obtained from the Portfolio Funds (e.g., Portfolio Fund audited financial statements and Portfolio Fund position reports).  As a general matter, the fair value of the Fund's interest in a Portfolio Fund will represent the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable.

Blue Rock Market Neutral Fund, LLC

Notes to the Financial Statements (continued)
September 30, 2010
(unaudited)

The Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its assets.  The Adviser or, in certain cases, the Board of Managers, will consider such information, and may conclude in certain circumstances that the information provided by a Portfolio Manager does not represent the fair value of the Fund's interests in a Portfolio Fund.  Following procedures adopted by the Board of Managers, in the absence of specific transaction activity in interests in a particular Portfolio Fund, the Fund may consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Portfolio Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value.  Any such decision must be made in good faith, and subject to the review and supervision of the Board of Managers.

All of the Fund’s investments in Portfolio Funds are considered to be illiquid and as such, the valuation of these investments involves various judgments and consideration of factors that may be subjective.

(c) Income Taxes

The Fund has adopted the authoritative guidance for uncertainty in income taxes included in FASB Accounting Standards Codification (“ASC”) 740, Income Taxes (formerly FASB Interpretation No. 48). This guidance requires the Fund to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including the resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement, which could result in the Fund recording a tax liability that would reduce net assets. The Fund reviews and evaluates tax positions in its major jurisdictions and determines whether or not there are uncertain tax positions that require financial statement recognition. Based on this review, the Fund has identified the major tax jurisdictions where the Fund is organized and where the Fund makes investments; however no reserves for uncertain tax positions were required to have been recorded as a result of the adoption of such guidance for any of the Fund’s open tax years.  The following is the major tax jurisdiction for the Fund and the earliest tax year subject to examination: United States – 2005, including all subsequent tax years of the Fund.

No income tax liability for uncertain tax positions has been recognized in the accompanying financial statements.  Each Member is responsible for reporting income or loss, based upon their respective share of the Fund’s income and expenses as reported for income tax purposes, to the extent required by federal and state income tax laws and regulations.

(d) Investment Income

Interest and dividend income is recognized on an accrual basis.  The Portfolio Funds in which the Fund invests do not regularly distribute income and realized gains from their underlying investment activity.  Such undistributed amounts are captured in the value of the Portfolio Funds in the form of unrealized appreciation (depreciation).  To the extent a distribution is made by a Portfolio Fund, the distribution would decrease the cost basis of that Portfolio Fund until the cost is zero at which point a distribution is recorded as a realized gain.

Blue Rock Market Neutral Fund, LLC

Notes to the Financial Statements (continued)
September 30, 2010
(unaudited)

(e) Short-Term Investments

Short-term investments maturing in more than 60 days from the valuation date are valued at the market price or approximate fair value based on current interest rates; those of sufficient credit quality maturing in 60 days or less are valued at amortized cost which the Adviser believes approximates fair value.  The short-term investment consists of the Fidelity Institutional Money Market Treasury Portfolio and is recorded at net asset value.  See Note (10) for Fair Value Measurements.

(f) Use of Estimates

The preparation of financial statements in conformity with GAAP may require management to make estimates and assumptions that may affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from these estimates.

(3) Expenses of the Fund

The Fund bears all of its own expenses other than those borne by the Adviser pursuant to the advisory agreement.  Examples of expenses borne by the Fund include legal fees, audit and tax fees, administration fees, custody fees, costs of insurance, organizational and registration expenses, offering costs and costs associated with meetings of the Board of Managers and Members.  Expenses are recognized on an accrual basis.

(a) Expense Limitation and Reimbursement

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation”) under which the Adviser will waive its fees or pay or absorb the ordinary operating expenses of the Fund (including organization and offering expenses) to the extent necessary to limit the ordinary operating expenses of the Fund to 1.30% per annum of the Fund's average monthly net assets excluding expenses in the Portfolio Funds.

In consideration for the Adviser’s agreement to limit the Fund’s expenses, the Fund will carry forward the amount of expenses paid or absorbed by the Adviser in excess of the Expense Limitation, for a period not to exceed three years from the end of the fiscal year in which the expense was incurred, and will reimburse the Adviser such amounts.  Reimbursement to the Adviser will only be made to the extent that it does not cause the Fund’s ordinary expenses to exceed the Expense Limitation.  Contractual expense reimbursements were $0 for the six months ended September 30, 2010.  As of September 30, 2010, there were no expenses carried forward that are subject to potential recapture by the Adviser.

(b) Management Fees

The Fund pays the Adviser a management fee as compensation for its services to the Fund.  The management fee is accrued and payable monthly and is calculated by applying the following annual rates to the average monthly net assets of the Fund determined at the close of each month: 1.00% to the portion of net assets not exceeding $30 million; 0.90% to the portion of net assets exceeding $30 million, but not exceeding $100 million; and 0.80% to the portion of net assets in excess of $100 million.  Management fees were $738,148 for the six months ended September 30, 2010.

(c) Placement Agent

Placement agents may be retained by the Fund to assist in the placement of Interests.  A placement agent will generally be entitled to receive a fee from each Member whose Interests the agent places.  The specific amount of the placement fee paid with respect to a Member is generally dependent on the size of the investment in the Fund.  Placement agents may also be reimbursed by the Fund with respect to certain out-of-pocket expenses.

Blue Rock Market Neutral Fund, LLC

Notes to the Financial Statements (continued)
September 30, 2010
(unaudited)

At this time, Blue Rock Global Partners, Inc. serves as the sole placement agent of Interests.  For the six months ended September 30, 2010, Blue Rock Global Partners, Inc. has earned $0 in fees related to the placement of Interests in the Fund.

(d) Board of Managers’ Fees

Each Manager who is not an “interested person” of the Fund, as defined by the 1940 Act, receives an annual retainer of $12,000.  Any Manager who is an “interested person" does not receive any annual or other fee from the Fund.  All Managers are reimbursed for all reasonable out of pocket expenses.

(e) Expenses of Portfolio Funds

With respect to the Fund’s investments in Portfolio Funds, the Fund may indirectly or directly pay an investment advisory fee which is deducted from the value of the Fund’s investment. In addition, the Fund may indirectly pay an incentive fee of up to 20% of the Portfolio Fund’s net profits, which is also deducted from the value of the Fund’s investment.

(4) Members’ Capital Accounts

(a) Contributions

The Fund offers Interests once a month, generally at the beginning of each month or more or less frequently in the sole discretion of the Board of Managers.  These Interests in the Fund are not unitized pursuant to the terms of the LLC agreement.  All subscriptions are subject to the receipt of cleared funds from the investor prior to the applicable subscription date in the full amount of the subscription.  The minimum initial investment in the Fund is $500,000.  Subsequent investments must be at least $250,000.  These minimums may be modified by the Board of Managers from time to time, and they may be waived by the Fund for certain investors.  The Board of Managers reserves the right to reject any subscription for Interests and the Board of Managers may, in its sole discretion, suspend subscriptions for Interests at any time.

(b) Withdrawals

The Fund may from time to time offer to repurchase Interests pursuant to written tenders by Members.  Repurchases are made at such times and on such terms as determined by the Board of Managers, in its sole discretion, and generally includes an offer to repurchase a specified dollar amount of outstanding Interests.  In determining whether and when the Fund should repurchase Interests, the Board of Managers considers recommendations from the Adviser.

(c) Allocation of Profits and Losses

Net profits or net losses of the Fund are allocated to the Members in accordance with the terms of the LLC Agreement.  In general, each Member shares in the profits and losses of the Fund in proportion to their respective Interests in the Fund.

Blue Rock Market Neutral Fund, LLC

Notes to the Financial Statements (continued)
September 30, 2010
(unaudited)

(5) Investment Transactions

The following table lists the aggregate purchases, proceeds and sales of Portfolio Funds, net unrealized appreciation, gross unrealized appreciation, and gross unrealized depreciation for the period April 1, 2010 to September 30, 2010 and as of September 30, 2010.  At September 30, 2010, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Aggregate purchases of Portfolio Funds	$46,105,686
Aggregate redemptions of Portfolio Funds	(24,832,778)
Gross unrealized appreciation	5,132,885
Gross unrealized depreciation	(6,066,490)
Net unrealized appreciation	(933,604)

(6) Investments in Affiliates

The Fund has waived all voting rights in all of the underlying Portfolio Funds.  Had the Fund not done so, each of the Portfolio Funds may be regarded as an “affiliate”; as such term is defined in the 1940 Act, of the Fund.

(7) Contingencies and Commitments

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

(8) Off Balance Sheet Risk

An investment in the Fund involves risk and is suitable only for persons who can afford fluctuations in the value of their capital and have limited need for liquidity in their investment.  There is no assurance that the investment strategies employed by the Adviser will achieve the goals of the Fund.  In the normal course of business, the Fund and the Portfolio Funds in which the Fund may invest trade various financial instruments and may enter into various investment activities with off-balance sheet risk.  These include, but are not limited to, short selling activities, writing option contracts and entering into equity swaps.  The Fund did not enter into any of these transactions for the six months ended September 30, 2010.

(9) Related Party Transactions

Other than certain Fund expenses discussed in Note (3) there are no related party transactions for the six months ended September 30, 2010.

(10)  Fair Value Measurements

The Fund implemented FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), as of January 1, 2008. ASC 820 establishes a fair value framework for valuing investments, discusses acceptable valuation techniques, discusses inputs to valuation techniques, establishes a fair value hierarchy that prioritizes the inputs, and requires extensive financial statement disclosures about the valuation. Under ASC 820 various inputs are used in determining the value of the Fund’s investments.

 Blue Rock Market Neutral Fund, LLC

Notes to the Financial Statements (continued)
September 30, 2010
(unaudited)

These inputs are summarized into three broad levels and described below:

•           Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.
•           Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).  Quoted prices for identical or similar assets in markets that are less active.  Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
•           Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The Fund’s investments consist primarily of investments in Portfolio Funds.  The Portfolio Funds calculate net asset value per share (or its equivalent member units or ownership interest in partners’ capital).  The Fund, as a practical expedient, measures the fair value of an investment in Portfolio Funds on the basis of net asset value per share (or its equivalent).  The classification level within the fair value hierarchy is determined by the Fund’s ability to redeem the investment with the investee at net asset value per share (or its equivalent) at the measurement date.

The Fund determined that the investments in Portfolio Funds were redeemable at net asset value (or its equivalent) at September 30, 2010, and therefore classified as Level 2 in the table below.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Investment Funds
Bermuda	$-	$12,922,442	$-	$12,922,442
British Virgin Islands	-	20,062,983	-	20,062,983
Cayman Islands	-	103,601,831	12,678,255	116,280,086
Ireland	-	988,537	-	988,537
Limited Partnerships
Cayman Islands	-	2,994,572	-	2,994,572
United States	-	8,984,759	-	8,984,759
Short-term Investments	11,231,357	-	-	11,231,357
Total	$11,231,357	$149,555,124	$12,678,255	$173,464,736

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Balance as of March 31, 2010	$-
Transfer In	10,750,352
Net Unrealized Depreciation	(72,097)
Purchase	2,000,000
Balance as of September 30, 2010	$12,678,255

 Blue Rock Market Neutral Fund, LLC

Notes to the Financial Statements (continued)
September 30, 2010
(unaudited)

The Portfolio Fund categorized as a Level 3 asset, with a fair value of $12,678,255, is in the process of being liquidated. Final distribution dates cannot be estimated.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The categorization of an investment within the hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of that investment.

The Fund has $149,555,124 of investments in Portfolio Funds which are reported at fair value. The Adviser has concluded the net asset value reported by the Portfolio Funds approximates the fair value of the Portfolio Funds. These investments are redeemable with each Portfolio Fund at net asset value under the original terms of the fund agreements and/or subscription agreements and operations of the Portfolio Funds.  However, it is possible that these redemption rights may be restricted or eliminated by the Portfolio Funds in the future in accordance with the underlying Portfolio Fund agreements. The vast majority of the underlying securities held by the Portfolio Funds are liquid public equities, priced daily on a recognized exchange.  However, changes in market conditions and the economic environment may significantly impact the net asset value of the Portfolio Funds and, consequently, the fair value of the Fund’s interests in the Portfolio Funds.  Furthermore, changes to the liquidity provisions of the Portfolio Funds may significantly impact the fair value of the Fund’s interest in the Portfolio Funds.

As noted above, the Fund adopted ASU 2009-12 during the year. ASU 2009-12 permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the net asset value per share (the “NAV”) of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV.  If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation.  In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are not considered in measuring fair value.  Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments.

The Fund has elected to use the NAV, as calculated on the reporting entity’s measurement date, as the fair value of the investment. A listing of the investments held by the Fund is provided in the schedule of investments. All of Fund’s investments in Portfolio Funds are categorized as low-net market neutral equity funds. Redemptions from the Portfolio Funds are permitted at various periods ranging from monthly to annually with a notice period of 30 to 120 days. There are currently no redemption restrictions for the Portfolio Funds. The Fund had no unfunded commitments at September 30, 2010.  The information summarized herein represents the general terms for the specified asset class. Individual Portfolio Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Portfolio Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

(11) New Accounting Pronouncements

In January 2010, FASB issued ASU 2010-06, Improving Disclosures about Fair Value Measurements, which, among other things, amends ASC 820 to require entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e. to present such items on a gross basis rather than on a net basis), and which clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value for measurements that fall within either Level 2 or Level 3 of the fair value hierarchy. ASU 2010-06 is effective for interim and annual periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements (which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years). The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

Blue Rock Market Neutral Fund, LLC

Notes to the Financial Statements (continued)
September 30, 2010
(unaudited)

(12) Subsequent Events

In accordance with ASU 2010-09, Amendments to Certain Recognition and Disclosure Requirements, which among other things, clarifies the date which entities are required to evaluate subsequent events through and the scope of the disclosure requirements, management has evaluated the impact of all subsequent events of the Fund through the date the financial statements are issued.

OTHER INFORMATION (Unaudited)

Information on Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-221-5919.  It is also available on the Securities and Exchange Commission's (the "SEC’s") website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-888-221-5919, and on the SEC's website at http://www.sec.gov.

Availability of Quarterly Report Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.  Code of Ethics.

Not applicable.

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 4.  Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

The schedule of investments in securities in unaffiliated issuers is included as part of the reports to members filed under Item 1 of this Form N-CSR.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

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Item 11.  Controls and Procedures.

(a)
The Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of the Disclosure Controls and Procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a – 3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)
(1)	Not applicable.

(2)	Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

(3)	Not applicable.

(b)	Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Blue Rock Market Neutral Fund, LLC

By (Signature	/s/ Robert W. Fullerton
and Title)	Robert W. Fullerton
Principal Executive Officer
Date	12/3/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature	/s/ Robert W. Fullerton
and Title)	Robert W. Fullerton
Principal Executive Officer
Date	12/3/10

By (Signature	/s/ Mark H. Young
and Title)	Mark H. Young
Principal Financial Officer
Date	12/3/10

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